SECURITIES	12 Months Ended
Dec. 31, 2019
SECURITIES [Abstract]
SECURITIES
NOTE 3 – SECURITIES

Securities available for sale consist of the following at December 31:

	Amortized	Unrealized
	Cost	Gains	Losses	Fair Value
	(In thousands)
2019
U.S. agency	$14,591	$89	$19	$14,661
U.S. agency residential mortgage-backed	226,130	1,910	278	227,762
U.S. agency commercial mortgage-backed	10,671	113	28	10,756
Private label mortgage-backed	39,248	544	99	39,693
Other asset backed	94,158	103	375	93,886
Obligations of states and political subdivisions	94,499	1,724	121	96,102
Corporate	31,904	1,296	5	33,195
Trust preferred	1,968	-	125	1,843
Foreign government	499	3	-	502
Total	$513,668	$5,782	$1,050	$518,400

2018
U.S. agency	$20,198	$9	$193	$20,014
U.S. agency residential mortgage-backed	124,777	817	1,843	123,751
U.S. agency commercial mortgage-backed	5,909	1	184	5,726
Private label mortgage-backed	29,735	321	637	29,419
Other asset backed	83,481	86	248	83,319
Obligations of states and political subdivisions	130,244	257	2,946	127,555
Corporate	34,866	29	586	34,309
Trust preferred	1,964	-	145	1,819
Foreign government	2,050	-	36	2,014
Total	$433,224	$1,520	$6,818	$427,926

Total OTTI recognized in accumulated other comprehensive loss for securities available for sale was zero at both December 31, 2019 and 2018, respectively.

Our investments’ gross unrealized losses and fair values aggregated by investment type and length of time that individual securities have been at a continuous unrealized loss position, at December 31 follows:

	Less Than Twelve Months		Twelve Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In thousands)

2019
U.S. agency	$2,782	$8	$2,712	$11	$5,494	$19
U.S. agency residential mortgage-backed	56,377	126	13,551	152	69,928	278
U.S. agency commercial mortgage-backed	3,284	24	659	4	3,943	28
Private label mortgage-backed	16,387	55	343	44	16,730	99
Other asset backed	34,027	233	13,839	142	47,866	375
Obligations of states and political subdivisions	15,666	84	5,396	37	21,062	121
Corporate	2,125	5	-	-	2,125	5
Trust preferred	-	-	1,843	125	1,843	125
Total	$130,648	$535	$38,343	$515	$168,991	$1,050

2018
U.S. agency	$7,150	$46	$11,945	$147	$19,095	$193
U.S. agency residential mortgage-backed	18,374	180	48,184	1,663	66,558	1,843
U.S. agency commercial mortgage-backed	566	3	5,094	181	5,660	184
Private label mortgage-backed	8,273	57	16,145	580	24,418	637
Other asset backed	53,043	160	10,235	88	63,278	248
Obligations of states and political subdivisions	25,423	262	80,701	2,684	106,124	2,946
Corporate	17,758	343	9,222	243	26,980	586
Trust preferred	939	61	880	84	1,819	145
Foreign government	-	-	2,014	36	2,014	36
Total	$131,526	$1,112	$184,420	$5,706	$315,946	$6,818

Our portfolio of securities available for sale is reviewed quarterly for impairment in value. In performing this review, management considers (1) the length of time and extent that fair value has been less than cost, (2) the financial condition and near term prospects of the issuer, (3) the impact of changes in market interest rates on the market value of the security and (4) an assessment of whether we intend to sell, or it is more likely than not that we will be required to sell a security in an unrealized loss position before recovery of its amortized cost basis. For securities that do not meet the aforementioned recovery criteria, the amount of impairment recognized in earnings is limited to the amount related to credit losses, while impairment related to other factors is recognized in other comprehensive income (loss).

U.S. agency, U.S. agency residential mortgage-backed securities and U.S. agency commercial mortgage backed securities — at December 31, 2019, we had 29 U.S. agency, 111 U.S. agency residential mortgage-backed and 9
U.S. agency commercial mortgage-backed securities whose fair value is less than amortized cost. The  unrealized losses are largely attributed to increases in interest rates since acquisition and widening spreads to  Treasury bonds..

Private label mortgage backed, other asset backed and corporate securities — at December 31, 2019, we had 22 private label mortgage backed, 58 other asset backed and two corporate securities whose fair value is less than amortized cost. Unrealized losses are primarily due to credit spread widening and increases in interest rates since their acquisition.
Two private label mortgage-backed securities (discussed further below) were reviewed for other than temporary impairment (‘‘OTTI’’) utilizing a cash flow projection. The cash flow analysis forecasts cash flow from the underlying loans in each transaction and then applies these cash flows to the bonds in the securitization.

Obligations of states and political subdivisions — at December 31, 2019, we had 42 municipal securities whose fair value is less than amortized cost. The unrealized losses are primarily due to wider benchmark pricing spreads and increases in interest rates since acquisition.

Trust preferred securities — at December 31, 2019, we had two trust preferred securities whose fair value is less than amortized cost. Both of our trust preferred securities are single issue securities issued by a trust subsidiary of a bank holding company. The pricing of trust preferred securities has suffered from credit spread widening. One of the securities is rated by a major rating agency as investment grade while the other one is non-rated. The non-rated issue is a relatively small bank and was never rated. The issuer of this non-rated trust preferred security, which had a total amortized cost of $1.0 million and total fair value of $0.91 million as of December 31, 2019, continues to have satisfactory credit metrics and make interest payments.

As management does not intend to liquidate any of the securities discussed above and it is more likely than not that we will not be required to sell these securities prior to recovery of these unrealized losses, no declines discussed above (other than certain declines related to the two private label mortgage-backed securities currently being reviewed for OTTI) are deemed to be other than temporary.

We recorded zero credit related OTTI charges in the Consolidated Statements of Operations on securities available for sale during 2019, 2018, and 2017.

At December 31, 2019, two private label mortgage-backed securities had credit related OTTI and are summarized as follows:

	Senior Security	Super Senior Security	Total
	(In thousands)

As of December 31, 2019
Fair value	$601	$603	$1,204
Amortized cost	511	442	953
Non-credit unrealized loss	-	-	-
Unrealized gain	90	161	251
Cumulative credit related OTTI	757	457	1,214

Both of these securities are receiving principal and interest payments similar to principal reductions in the underlying collateral and have unrealized gains at December 31, 2019. The original amortized cost (current amortized cost excluding cumulative credit related OTTI) for each of these securities has been permanently adjusted downward for previously recorded credit related OTTI. The unrealized loss (based on original amortized cost) for these securities is now less than previously recorded credit related OTTI amounts.

A roll forward of credit losses recognized in earnings on securities available for sale for the years ending December 31 follow:

	2019	2018	2017
		(In thousands)
Balance at beginning of year	$1,594	$1,594	$1,594
Additions to credit losses on securities for which no previous OTTI was recognized	-	-	-
Increases to credit losses on securities for which OTTI was previously recognized	-	-	-
Reduction(1)	(380)	-	-
Total	$1,214	$1,594	$1,594

(1)During 2019 one security with previously recorded OTTI was settled and balance is now zero.

The amortized cost and fair value of securities available for sale at December 31, 2019, by contractual maturity, follow:

	Amortized Cost	Fair Value
	(In thousands)
Maturing within one year	$10,737	$10,761
Maturing after one year but within five years	50,035	50,839
Maturing after five years but within ten years	47,634	49,070
Maturing after ten years	35,055	35,633
	143,461	146,303
U.S. agency residential mortgage-backed	226,130	227,762
U.S. agency commercial mortgage-backed	10,671	10,756
Private label mortgage-backed	39,248	39,693
Other asset backed	94,158	93,886
Total	$513,668	$518,400

The actual maturity may differ from the contractual maturity because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

A summary of proceeds from the sale of securities available for sale and gains and losses for the years ended December 31 follow:

		Realized
	Proceeds	Gains (1)	Losses
	(In thousands)
2019	$68,716	$248	$108
2018	48,736	192	136
2017	17,308	218	3

(1)	2018 excludes a $0.144 million gain on the sale of 1,000 VISA Class B shares.

Certain preferred stocks which were all sold during the first quarter of 2019 had been classified as equity securities at fair value in our Consolidated Statement of Financial Condition. During 2019, 2018 and 2017, we recognized gains (losses) on these preferred stocks of $0.17 million, $(0.06) million and $0.05 million, respectively, that are included in net gains on securities in the Consolidated Statements of Operations. Zero, $(0.06) million and $0.05 million of these amounts relate to gains (losses) recognized on preferred stock still held at each respective year end.

Securities available for sale with a book value of $8.7 million and zero at December 31, 2019 and 2018, respectively, were pledged to secure borrowings, derivatives, public deposits and for other purposes as required by law. There were no investment obligations of state and political subdivisions that were payable from or secured by the same source of revenue or taxing authority that exceeded 10% of consolidated total shareholders’ equity  at  December 31, 2019 or 2018.